SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND RESERVES
SHARE CAPITAL AND RESERVES
10.	SHARE CAPITAL AND RESERVES

Authorized Share Capital

At December 31, 2022, the authorized share capital comprised an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

Details of Common Shares Issued in 2022

	Year ended		Year ended
	December 31, 2022		December 31, 2021
		Gross		Gross
	Number of shares	proceeds	Number of shares	proceeds
ATM program(1)	500,229	$2,549,677	—	—
Total	500,229	$2,549,677	—	—
(1)	In August 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to US$100,000,000. The sale of common shares is to be made through “at-the-market distributions” (“ATM”), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the TSX Venture Exchange and the NYSE American stock exchange. During the year ended December 31, 2022, the Company sold 500,229 (2021 - Nil) common shares of the Company under the ATM program at an average price of $5.10 (2021 – $Nil) for gross proceeds of $2,549,677 (2021 - $Nil) or net proceeds of $2,489,754, and paid an aggregate commission of $59,923. In aggregate, the Company incurred $912,359 in professional fees and other direct expenses in connection with the prospectus offering and the ATM, which is included in share issue costs in the statement of changes in equity for the year ended December 31, 2022 (2021 - $Nil). At December 31, 2022, the Company completed $2,549,677 of the ATM program.

On November 16, 2022, the Company issued 39,762 common shares with a value of $194,834 pursuant to the acquisition of exploration and evaluation assets in accordance with the terms of certain property option agreements (Note 3).

On December 14, 2022, the Company completed a bought-deal prospectus offering of 6,250,000 flow-through common shares at a price of $8.00 per common share for gross proceeds of $50,000,000. The Company paid share issuance costs of $2,717,627 in cash of which $2,104,250 was paid to the underwriters. The premium received on the flow-through shares issued was determined to be $14,500,000.

During the year ended December 31, 2022, 4,341,875 stock options were exercised at a weighted average exercise price of $1.76 per share for gross proceeds of $7,649,906.

During the year ended December 31, 2022, 39,960 warrants were exercised at a weighted average exercise price of $1.38 per share for gross proceeds of $55,140.

Details of Common Shares Issued in 2021

During the year ended December 31, 2021, 1,273,000 stock options were exercised at a weighted average exercise price of $0.97 per share for gross proceeds of $1,236,170.

10.	SHARE CAPITAL AND RESERVES (continued)

During the year ended December 31, 2021, 883,854 warrants were exercised at a weighted average exercise price of $1.31 per share for gross proceeds of $1,156,523.

On April 8, 2021, the Company completed a non-brokered private placement financing of 2,857,000 flow-through common shares at a price of $5.25 per common share for gross proceeds of $14,999,250. The Company paid share issuance costs of $587,641 in cash of which $524,974 were finder’s fees. The premium received on the flow-through shares issued was determined to be $1,971,330.

On August 24, 2021, the Company completed a bought-deal prospectus offering of 5,048,500 flow-through common shares at a price of $11.39 per common share for gross proceeds of $57,502,415, which included the full exercise of the underwriter’s over-allotment option. The Company paid share issuance costs of $3,254,048 in cash of which $2,734,547 was paid to the underwriters. The premium received on the flow-through shares issued was determined to be $14,590,165.

On November 24, 2021, the Company completed a non-brokered private placement financing of 5,000,000 flow-through common shares at a price of $9.60 per common share for gross proceeds of $48,000,000. The Company paid share issuance costs of $615,965 in cash of which $480,000 were finder’s fees. The premium received on the flow-through shares issued was determined to be $12,600,000.

On November 25, 2021, the Company issued 458,823 common shares with a value of $3,505,408 as a portion of the consideration paid to acquire royalty interests for an aggregate of 0.6% of net returns from the Company’s Linear and JBP Linear properties (Note 3).

Share Purchase Option Compensation Plan

The Company has a share purchase option plan (the “Plan”) approved by the Company’s shareholders that allows it to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees and service providers. The Plan is based on the maximum number of eligible shares not exceeding 10% in the aggregate and 5% with respect to any one optionee of the Company’s outstanding common shares in any twelve-month period. If outstanding share purchase options are exercised or expire, and/or the number of issued and outstanding common shares of the Company increases, then the share purchase options available to grant under the Plan increase proportionately. The exercise price and vesting terms of each share purchase option is set by the Board of Directors at the time of grant. Share purchase options granted are subject to a four-month hold period and exercisable for a period determined by the Board of Directors which cannot exceed ten years.

10.	SHARE CAPITAL AND RESERVES (continued)

The continuity of share purchase options for the year ended December 31, 2022 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2021	Granted	Exercised	Expired	31, 2022	31, 2022
September 30, 2023	$0.40	150,000	—	—	—	150,000	150,000
December 17, 2024	$0.50	1,925,000	—	(200,000)	—	1,725,000	1,725,000
April 18, 2025	$1.00	1,450,000	—	(1,350,000)	—	100,000	100,000
May 23, 2025	$1.075	200,000	—	(125,000)	—	75,000	75,000
August 11, 2025	$1.40	2,900,000	—	(1,775,000)	—	1,125,000	1,125,000
September 3, 2025	$2.07	115,000	—	(40,000)	—	75,000	75,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,155,000	—	(850,000)	—	5,305,000	5,305,000
April 29, 2026	$6.79	1,294,250	—	(1,875)	(33,750)	1,258,625	1,168,625
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	50,000
November 26, 2026	$8.04	55,750	—	—	(750)	55,000	22,000
January 4, 2027	$8.98	—	30,000	—	(5,625)	24,375	7,500
August 19, 2027	$5.75	—	340,000	—	—	340,000	169,000
September 8, 2027	$5.00	—	20,000	—	—	20,000	10,000
December 27, 2027	$5.68	—	2,257,500	—	—	2,257,500	1,834,500
		14,595,000	2,647,500	(4,341,875)	(40,125)	12,860,500	12,041,625
Weighted average exercise price $		3.01	5.72	1.76	7.12	4.01	3.85
Weighted average contractual remaining life (years)		3.71	4.93	—	—	3.24	3.15

10.	SHARE CAPITAL AND RESERVES (continued)

The continuity of share purchase options for the year ended December 31, 2021 is as follows:

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2020	Granted	Exercised	Expired	31, 2021	31, 2021
February 20, 2022	$0.15	75,000	—	(75,000)	—	—	—
September 30, 2023	$0.40	250,000	—	(100,000)	—	150,000	150,000
December 17, 2024	$0.50	2,685,000	—	(760,000)	—	1,925,000	1,925,000
April 18, 2025	$1.00	1,500,000	—	(50,000)	—	1,450,000	1,450,000
May 23, 2025	$1.075	225,000	—	(25,000)	—	200,000	200,000
August 11, 2025	$1.40	2,965,000	—	(65,000)	—	2,900,000	2,900,000
September 3, 2025	$2.07	215,000	—	(100,000)	—	115,000	115,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	6,242,500	—	(87,500)	—	6,155,000	6,155,000
April 29, 2026	$6.79	—	1,369,000	(10,500)	(64,250)	1,294,250	1,118,000
May 17, 2026	$8.62	—	200,000	—	—	200,000	200,000
September 27, 2026	$8.70	—	125,000	—	—	125,000	12,500
November 26, 2026	$8.04	—	62,500	—	(6,750)	55,750	6,250
		14,182,500	1,756,500	(1,273,000)	(71,000)	14,595,000	14,256,750
Weighted average exercise price $		2.36	5.39	0.97	6.91	3.01	2.92
Weighted average contractual remaining life (years)		4.58	4.38	—	—	3.71	3.71

The weighted average fair value of share purchase options exercised during the year ended December 31, 2022 is $1.27 (2021 - $0.68).

The weighted average share price of options exercised at the date of exercise during the year ended December 31, 2022 is $6.36 (2021 – $8.84).

The weighted average fair value of share purchase options granted during the year ended December 31, 2022 is $3.72 (2021 - $5.15).

Options were priced based on the Black-Scholes option pricing model using the following weighted average assumptions to estimate the fair value of options granted:

	Year ended December 31,
	2022	2021
Risk-free interest rate	3.21%	0.95%
Expected option life in years	5.0	5.0
Expected share price volatility(i)	88.06%	95.13%
Grant date share price	$5.39	$7.18
Expected forfeiture rate	—	—
Expected dividend yield	Nil	Nil
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.
10.	SHARE CAPITAL AND RESERVES (continued)

Warrants

The continuity of warrants for the year ended December 31, 2022 is as follows:

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December 31,
Expiry date	Price	31, 2021	Issued	Exercised	Expired	2022
May 12, 2022	$1.30	25,154	—	(24,000)	(1,154)	—
May 13, 2022	$1.50	8,372	—	—	(8,372)	—
June 4, 2022	$1.50	15,960	—	(15,960)	—	—
		49,486	—	(39,960)	(9,526)	—
Weighted average exercise price $		1.40	—	1.38	1.48	—
Weighted average contractual remaining life (years)		0.38	—	—	—	—

The continuity of warrants for the year ended December 31, 2021 is as follows:

		Outstanding				Outstanding
	Exercise	December			Cancelled/	December
Expiry date	Price	31, 2020	Issued	Exercised	Expired	31, 2021
August 11, 2021	$1.30	714,462	—	(714,462)	—	—
August 13, 2021	$1.30	113,399	—	(113,399)	—	—
May 12, 2022	$1.30	39,475	—	(14,321)	—	25,154
May 13, 2022	$1.50	36,052	—	(27,680)	—	8,372
June 4, 2022	$1.50	25,845	—	(9,885)	—	15,960
June 10, 2022	$1.30	4,107	—	(4,107)	—	—
		933,340	—	(883,854)	—	49,486
Weighted average exercise price		$1.31	—	1.31	—	1.40
Weighted average contractual remaining life (years)		0.70	—	—	—	0.38

The weighted average fair value of warrants exercised during the year ended December 31, 2022 is $0.38 (2021 - $0.55).

The weighted average share price of warrants exercised at the date of exercise during the year ended December 31, 2022 is $8.39 (2021 – $8.18).